Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Shares held in treasury [member]	Translation reserve [member]	Other reserves [member]	Shareholders' equity [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2018	£ 2,359	£ 290	£ 1,415	£ (734)	£ 374	£ 984	£ 2,329	£ 30
Total comprehensive income for the year	1,356				(82)	1,434	1,352	4
Dividends paid	(851)					(842)	(842)	(9)
Issue of ordinary shares, net of expenses	29	1	28				29
Repurchase of ordinary shares	(637)			(637)			(637)
Bonus issue of ordinary share		4,000				(4,000)
Cancellation of bonus share		(4,000)				4,000
Cancellation of shares		(5)		504		(499)
Increase in share based remuneration reserve (net of tax)	33					33	33
Settlement of share awards				33		(33)
Acquisitions	(1)							(1)
Put option	(103)					(103)	(103)
Disposal of non-controlling interest	6					5	5	1
Exchange differences on translation of capital and reserves	(1)							(1)
Equity at end of period at Dec. 31, 2019	2,190	286	1,443	(834)	292	979	2,166	24
Total comprehensive income for the year	839				(265)	1,120	855	(16)
Dividends paid	(886)					(880)	(880)	(6)
Issue of ordinary shares, net of expenses	16		16				16
Repurchase of ordinary shares	(87)			(87)			(87)
Increase in share based remuneration reserve (net of tax)	27					27	27
Settlement of share awards				34		(34)
Acquisitions						2	2	(2)
Exchange differences on translation of capital and reserves	2							2
Equity at end of period at Dec. 31, 2020	2,101	286	1,459	(887)	27	1,214	2,099	2
Total comprehensive income for the year	1,967				223	1,744	1,967
Dividends paid	(930)					(920)	(920)	(10)
Issue of ordinary shares, net of expenses	32		32	0			32
Repurchase of ordinary shares	(1)			(1)			(1)
Increase in share based remuneration reserve (net of tax)	55					55	55
Settlement of share awards			0	12		(12)
Equity at end of period at Dec. 31, 2021	£ 3,224	£ 286	£ 1,491	£ (876)	£ 250	£ 2,081	£ 3,232	£ (8)